Principal accounting policies (Schedule of Property and Equipment Estimated Useful Lives and Residual Rate) (Details)	12 Months Ended
Dec. 31, 2022
Buildings
Property and equipment [Line Items]
Estimated useful lives	40 years
Residual rate (as a percent)	0.00%
Servers, computers and equipment | Minimum
Property and equipment [Line Items]
Estimated useful lives	3 years
Residual rate (as a percent)	0.00%
Servers, computers and equipment | Maximum
Property and equipment [Line Items]
Estimated useful lives	5 years
Residual rate (as a percent)	5.00%
Leasehold improvements
Property and equipment [Line Items]
Residual rate (as a percent)	0.00%
Estimated useful lives	Shorter of lease term or 5 years
Decoration of buildings
Property and equipment [Line Items]
Estimated useful lives	10 years
Residual rate (as a percent)	0.00%
Motor vehicles
Property and equipment [Line Items]
Estimated useful lives	4 years
Motor vehicles | Minimum
Property and equipment [Line Items]
Residual rate (as a percent)	0.00%
Motor vehicles | Maximum
Property and equipment [Line Items]
Residual rate (as a percent)	5.00%
Furniture, fixture and office equipment | Minimum
Property and equipment [Line Items]
Estimated useful lives	3 years
Residual rate (as a percent)	0.00%
Furniture, fixture and office equipment | Maximum
Property and equipment [Line Items]
Estimated useful lives	5 years
Residual rate (as a percent)	5.00%